UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       9-30-2005
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  700 Seventeenth Street Suite 2350
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          Denver, CO 80202
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          ----------------------------------------------------------------------

Form 13F File Number: 28-05337
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             10-18-2005
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          118
                                         -----------

Form 13F Information Table Value Total:  $   125,630
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Peabody Energy Corporation     COMMON STOCK                    6,006,985        71,215      SOLE          SOLE       SOLE
Exxon Mobil Corporation        COMMON STOCK     91927806       5,619,795        88,445      SOLE          SOLE       SOLE
Sabine Royalty Trust           COMMON STOCK     785688102      5,174,305       100,687      SOLE          SOLE       SOLE
Healthcare Realty Trust        COMMON STOCK     421946104      2,932,227        73,050      SOLE          SOLE       SOLE
Procter & Gamble               COMMON STOCK     742718109      2,811,626        47,286      SOLE          SOLE       SOLE
Apache Corp                    COMMON STOCK                    2,590,577        34,440      SOLE          SOLE       SOLE
Buckeye Partners LP            COMMON STOCK                    2,586,442        54,280      SOLE          SOLE       SOLE
AmeriGas Partners LP           COMMON STOCK     30975106       2,483,009        77,160      SOLE          SOLE       SOLE
Plum Creek Timber Co           COMMON STOCK     729251108      2,476,471        65,325      SOLE          SOLE       SOLE
Public Storage Inc.            COMMON STOCK                    2,402,285        35,855      SOLE          SOLE       SOLE
General Electric               COMMON STOCK     369604103      2,337,439        69,422      SOLE          SOLE       SOLE
Vodafone ADR                   COMMON STOCK     92857T107      2,184,207        84,105      SOLE          SOLE       SOLE
San Juan Basin Royal Tr        COMMON STOCK     798241105      2,152,568        44,110      SOLE          SOLE       SOLE
Sector Spdr Engy Select        COMMON STOCK                    2,111,753        39,347      SOLE          SOLE       SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                    1,952,049        65,090      SOLE          SOLE       SOLE
United Technologies            COMMON STOCK     913017109      1,934,669        37,320      SOLE          SOLE       SOLE
FPL Group                      COMMON STOCK                    1,903,524        39,990      SOLE          SOLE       SOLE
Equity Office Pptys Tst        COMMON STOCK                    1,901,269        58,125      SOLE          SOLE       SOLE
Dell Computer Corp             COMMON STOCK     247025109      1,893,312        55,360      SOLE          SOLE       SOLE
Devon Energy Corp New          COMMON STOCK                    1,837,150        26,765      SOLE          SOLE       SOLE
Ebay Inc                       COMMON STOCK                    1,820,834        44,195      SOLE          SOLE       SOLE
Sector SPDR Tech Select        COMMON STOCK                    1,814,956        86,840      SOLE          SOLE       SOLE
Bristol-Myers Squibb           COMMON STOCK     110122108      1,803,352        74,952      SOLE          SOLE       SOLE
Alliance Capital Mgmt LP       COMMON STOCK     18548107       1,688,627        35,290      SOLE          SOLE       SOLE
Goldman Sachs Group Inc        COMMON STOCK                    1,659,567        13,650      SOLE          SOLE       SOLE
Xcel Energy Inc                COMMON STOCK                    1,538,856        78,473      SOLE          SOLE       SOLE
Sector Spdr Health Fund        COMMON STOCK                    1,510,443        48,180      SOLE          SOLE       SOLE
Anadarko Petroleum             COMMON STOCK     32511107       1,470,241        15,355      SOLE          SOLE       SOLE
Ingersoll Rand                 COMMON STOCK                    1,469,944        38,450      SOLE          SOLE       SOLE
Intel Corporation              COMMON STOCK     458140100      1,421,245        57,657      SOLE          SOLE       SOLE
Sector Spdr Util Select        COMMON STOCK                    1,359,725        40,468      SOLE          SOLE       SOLE
UnitedHealth Group             COMMON STOCK     910581107      1,337,279        23,795      SOLE          SOLE       SOLE
WP Carey & Co LLC              COMMON STOCK                    1,304,947        48,475      SOLE          SOLE       SOLE
Cisco Systems                  COMMON STOCK     17275R102      1,283,789        71,640      SOLE          SOLE       SOLE
Microsoft Corporation          COMMON STOCK     594918104      1,280,711        49,775      SOLE          SOLE       SOLE
U S Bancorp Del                COMMON STOCK                    1,253,042        44,624      SOLE          SOLE       SOLE
Duke Energy                    COMMON STOCK     264399106      1,252,268        42,930      SOLE          SOLE       SOLE
XTO Energy Inc                 COMMON STOCK                    1,197,128        26,415      SOLE          SOLE       SOLE
Southern Company               COMMON STOCK     842587107      1,195,814        33,440      SOLE          SOLE       SOLE
Home Depot                     COMMON STOCK     437076102      1,153,506        30,244      SOLE          SOLE       SOLE
Apartment Invt & Mgmt A        COMMON STOCK     03748R101      1,136,874        29,316      SOLE          SOLE       SOLE
Wells Fargo                    COMMON STOCK     949746101      1,135,614        19,389      SOLE          SOLE       SOLE
Pepsico Inc.                   COMMON STOCK     997134101      1,109,815        19,570      SOLE          SOLE       SOLE
Questar Corporation            COMMON STOCK                    1,054,620        11,968      SOLE          SOLE       SOLE
Sherwin Williams               COMMON STOCK                    1,044,723        23,706      SOLE          SOLE       SOLE
Citigroup Inc.                 COMMON STOCK     172967101      1,020,923        22,428      SOLE          SOLE       SOLE
BP PLC                         COMMON STOCK     55622104         997,781        14,083      SOLE          SOLE       SOLE
Target Corp                    COMMON STOCK     872540109        955,200        18,394      SOLE          SOLE       SOLE
Sector Spdr Tr Con Stpls       COMMON STOCK                      948,776        40,755      SOLE          SOLE       SOLE
Zimmer Holdings Inc            COMMON STOCK     98956P102        898,050        13,036      SOLE          SOLE       SOLE
MBNA Corporation               COMMON STOCK     55262L100        894,457        36,301      SOLE          SOLE       SOLE
Johnson & Johnson              COMMON STOCK     478160104        885,414        13,992      SOLE          SOLE       SOLE
Expeditors Int'l               COMMON STOCK                      869,870        15,320      SOLE          SOLE       SOLE
Time Warner Inc.               COMMON STOCK     887317105        831,810        45,931      SOLE          SOLE       SOLE
Clorox Co.                     COMMON STOCK                      784,003        14,116      SOLE          SOLE       SOLE
Ishares Tr MSCI EAFE Fd        COMMON STOCK                      779,179        13,411      SOLE          SOLE       SOLE
Walgreen Company               COMMON STOCK     931422109        774,714        17,830      SOLE          SOLE       SOLE
Allstate Corp                  COMMON STOCK     20002101         771,848        13,960      SOLE          SOLE       SOLE
EOG Resources                  COMMON STOCK     293562104        760,984        10,160      SOLE          SOLE       SOLE
Ishares Tr Nasdaq Bio Fd       COMMON STOCK                      749,903         9,739      SOLE          SOLE       SOLE
Medtronic Inc.                 COMMON STOCK     585055106        734,058        13,690      SOLE          SOLE       SOLE
3M Company                     COMMON STOCK     604059105        730,959         9,964      SOLE          SOLE       SOLE
Biotech Holders TRUST          COMMON STOCK                      724,736         3,800      SOLE          SOLE       SOLE
McGraw Hill Cos Inc            COMMON STOCK                      724,683        15,085      SOLE          SOLE       SOLE
Washington Mutual Inc          COMMON STOCK                      719,099        18,335      SOLE          SOLE       SOLE
Quest Diagnostic Inc           COMMON STOCK                      707,560        14,000      SOLE          SOLE       SOLE
Emerson Electric Company       COMMON STOCK     291011104        688,203         9,585      SOLE          SOLE       SOLE
Noble Corporation              COMMON STOCK                      678,439         9,910      SOLE          SOLE       SOLE
Abbott Laboratories            COMMON STOCK     2824100          649,695        15,323      SOLE          SOLE       SOLE
Alcoa Inc.                     COMMON STOCK     13817101         637,728        26,115      SOLE          SOLE       SOLE
Qualcomm Inc                   COMMON STOCK                      633,436        14,155      SOLE          SOLE       SOLE
Wal Mart Stores Inc.           COMMON STOCK                      626,538        14,298      SOLE          SOLE       SOLE
Chevron Corp                   COMMON STOCK     166741100        605,564         9,355      SOLE          SOLE       SOLE
Keycorp Inc New                COMMON STOCK                      586,950        18,200      SOLE          SOLE       SOLE
Walt Disney                    COMMON STOCK     254687106        541,525        22,442      SOLE          SOLE       SOLE
General Dynamics Corp          COMMON STOCK                      531,998         4,450      SOLE          SOLE       SOLE
Sector Spdr Fincl Select       COMMON STOCK                      514,681        17,435      SOLE          SOLE       SOLE
Ultra Petroleum Corp           COMMON STOCK                      511,920         9,000      SOLE          SOLE       SOLE
Pfizer Incorporated            COMMON STOCK     717081103        509,163        20,391      SOLE          SOLE       SOLE
Nabors Industries Ltd          COMMON STOCK                      484,134         6,740      SOLE          SOLE       SOLE
Altria Group                   COMMON STOCK                      481,916         6,538      SOLE          SOLE       SOLE
Conagra                        COMMON STOCK                      470,522        19,011      SOLE          SOLE       SOLE
Omnicom Group Inc              COMMON STOCK     681919106        450,264         5,384      SOLE          SOLE       SOLE
Stryker Corp                   COMMON STOCK                      441,410         8,930      SOLE          SOLE       SOLE
Hewlett Packard Company        COMMON STOCK     428236103000     433,620        14,850      SOLE          SOLE       SOLE
Polaris Industries             COMMON STOCK     731068102        408,044         8,235      SOLE          SOLE       SOLE
Verizon Communications         COMMON STOCK     92343V104        385,219        11,784      SOLE          SOLE       SOLE
Waste Management Inc Del       COMMON STOCK                      380,227        13,290      SOLE          SOLE       SOLE
American Express Company       COMMON STOCK     25816109         356,128         6,200      SOLE          SOLE       SOLE
HSBC Hldgs Plc Adr New         COMMON STOCK                      341,978         4,210      SOLE          SOLE       SOLE
Sysco Corp.                    COMMON STOCK     871829107        334,341        10,658      SOLE          SOLE       SOLE
FedEx Corp                     COMMON STOCK                      328,916         3,775      SOLE          SOLE       SOLE
I Shares Tr DJ US Utils        COMMON STOCK                      328,560         4,000      SOLE          SOLE       SOLE
Caterpillar Inc.               COMMON STOCK     149123101        321,128         5,466      SOLE          SOLE       SOLE
General Mills Inc.             COMMON STOCK     370334104        310,649         6,445      SOLE          SOLE       SOLE
Coca-Cola Co.                  COMMON STOCK     191216100        309,543         7,167      SOLE          SOLE       SOLE
Symantec Corp                  COMMON STOCK                      299,112        13,200      SOLE          SOLE       SOLE
First Data Corporation         COMMON STOCK                      297,520         7,438      SOLE          SOLE       SOLE
Sector Spdr Materials Fd       COMMON STOCK                      296,780        10,792      SOLE          SOLE       SOLE
Sector Spdr Consumer Fd        COMMON STOCK                      290,298         8,935      SOLE          SOLE       SOLE
IBM                            COMMON STOCK     459200101        285,744         3,562      SOLE          SOLE       SOLE
Applied Materials Inc          COMMON STOCK     3822105          274,752        16,200      SOLE          SOLE       SOLE
Sector Spdr Indl Select        COMMON STOCK                      272,797         9,045      SOLE          SOLE       SOLE
Lifepoint Hospitals Inc        COMMON STOCK                      271,563         6,210      SOLE          SOLE       SOLE
Teleflex Inc                   COMMON STOCK                      269,663         3,825      SOLE          SOLE       SOLE
Schlumberger Ltd.              COMMON STOCK     80685718001      267,231         3,167      SOLE          SOLE       SOLE
Block H & R Incorporated       COMMON STOCK                      267,137        11,140      SOLE          SOLE       SOLE
Fiserv Inc                     COMMON STOCK                      257,698         5,618      SOLE          SOLE       SOLE
Barrick Gold                   COMMON STOCK                      232,400         8,000      SOLE          SOLE       SOLE
Vanguard Index Trust Total Sto COMMON STOCK                      228,987         1,887      SOLE          SOLE       SOLE
American Intl Group Inc.       COMMON STOCK     26874107         219,648         3,545      SOLE          SOLE       SOLE
Bard C R Incorporated          COMMON STOCK                      213,607         3,235      SOLE          SOLE       SOLE
Clear Channel Comm Inc         COMMON STOCK     184502102        209,674         6,375      SOLE          SOLE       SOLE
Vodafone Group Plc Ord         COMMON STOCK                       33,924        13,000      SOLE          SOLE       SOLE
Falcon Oil & Gas Ltd           COMMON STOCK                        4,924        12,700      SOLE          SOLE       SOLE
Ben Ezra Weinstein New         COMMON STOCK                           20        50,000      SOLE          SOLE       SOLE
Pacer Energy                   COMMON STOCK                            0        35,000      SOLE          SOLE       SOLE
Eclipse Corporation            COMMON STOCK                            0       200,000      SOLE          SOLE       SOLE